Deferred Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Income Taxes [Abstract]
DEFERRED INCOME TAXES

NOTE 14—DEFERRED INCOME TAXES

As of September 30, 2023, the Company has net operating loss carry forwards of approximately $5.9 million that may be available to reduce future years’ taxable income indefinitely. Future tax benefits which may arise as a result of these losses have not been recognized in these condensed consolidated financial statements, as their realization is determined not likely to occur. Accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. For the period ending September 30, 2023, the Company reflects a deferred tax liability in the amount of $0.6 million due to the future tax liability from an asset with an indefinite life known as a “naked credit.” The future tax liability from this indefinite lived asset can be offset by up to 80% of net operating loss carryforwards created after 2017. The remaining portion of the future tax liability from indefinite lived assets cannot be used to offset definite lived deferred tax assets.

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and amounts used for tax purposes. The Company has a net cumulative long-term deferred tax liability of $584,000. The major components of the deferred tax assets and liabilities at September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022
Deferred tax assets
Inventory obsolescence	$289,000	$93,000
Reserves	86,000	-
Business interest limitations	2,750,000	1,707,000
Lease liabilities	533,000	650,000
Other	45,000	75,000
Loss carryforward	1,475,000	285,000
Valuation allowance	(2,698,000)	-
Total deferred tax asset	2,480,000	2,810,000

Deferred tax liabilities
Fixed assets	(430,000)	(418,000)
Right-of-use assets	(508,000)	(628,000)
Intangibles	(2,126,000)	(2,363,000)
Total deferred tax liability	(3,064,000)	(3,409,000)
Total deferred tax liability, net	$(584,000)	$(599,000)

NOTE 19 —INCOME TAXES

As of December 31, 2022 and 2021, the Company had net operating loss carry forwards of $1,248,630 and $438,209, respectively, that may be available to reduce future years’ taxable income in varying amounts through 2041.

The provision for Federal income tax consists of the following:

The cumulative tax effect at the expected rate of 13.5% and (3.4)% of significant items comprising the Company’s net deferred tax amount is as follows:

The components for the provision of income taxes include:

	December 31, 2022	December 31, 2021
Current Federal and State	$(206,000)	$143,000
Deferred Federal and State	(1,471,000)	75,300
Total (benefit) provision for income taxes	$(1,677,000)	$218,300

A reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate is as follows:

	December 31, 2022	December 31, 2021
Federal tax	21.0%	21.0%
State tax	1.1%	1.7%
Permanent items	(3.1)%	(5.0)%
Measurement Period Adjustment	-	(16.9)%
Valuation Allowance	-	2.3%
Other	(5.5)%	(6.5)%
Effective income tax rate	13.5%	(3.4)%

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and amounts used for tax purposes. The Company has a net cumulative current deferred tax asset of $168,000 and a net cumulative long-term deferred tax liability of $769,000. The major components of deferred tax assets and liabilities are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets
Inventory obsolescence	$93,000	$107,000
Sales return reserve	-	-
Business interest limitation	1,707,000	481,000
Lease liability	650,000	712,000
Other	75,000	135,000
Loss carryforward	285,000	153,000
Valuation Allowance	-	-
Total deferred tax assets	$2,810,000	$1,588,000

Deferred tax liabilities
Fixed assets	$(418,000)	$(230,000)
Right of Use Assets	(628,000)	(706,000)
Intangibles	(2,363,000)	(2,722,000)
Total deferred tax liabilities	$(3,409,000)	$(3,658,000)

Total net deferred income tax assets (liabilities)	$(599,000)	$(2,070,000)

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. At December 31, 2022 and 2021, the Company does not believe that a liability for uncertain tax provisions exists, and therefore, accrued interest and penalties were $0, respectively. The tax years ended December 31, 2016 through December 31, 2022 are considered to be open under statute and therefore may be subject to examination by the Internal Revenue Service and various state jurisdictions.

The Company is a partnership for federal income taxes; however, its subsidiaries are C corporations. The Company will file consolidated returns whenever possible. Following is a summary of prepaid and deferred tax assets and liabilities for December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Prepaid income taxes (accrued tax liability)	$122,000	$(175,000)
Deferred tax liability	$(599,000)	$(2,070,000)

	Years Ended December 31,
	2022	2021
Income tax expense	$1,677,000	$218,000